Distribution Date:	05/12/25	GS Mortgage Securities Trust 2018-GS10
Determination Date:	05/06/25
Next Distribution Date:	06/12/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2018-GS10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Balances	8		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Special Servicer	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	18
			CMBS Servicing	(404) 420-5600	CMBSServicing@trimontrea.com
Historical Detail	19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	22
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	24		Bank, N.A.
Historical Liquidated Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	27	Trustee	Wilmington Trust, National Association
Supplemental Notes	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250SAA7	3.199000%	12,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250SAB5	4.003000%	72,497,000.00	72,496,999.98	0.00	241,837.91	0.00	0.00	241,837.91	72,496,999.98	30.88%	30.00%
A-3	36250SAC3	4.261000%	62,946,000.00	62,946,000.00	0.00	223,510.76	0.00	0.00	223,510.76	62,946,000.00	30.88%	30.00%
A-4	36250SAD1	3.890000%	175,000,000.00	175,000,000.00	0.00	567,291.67	0.00	0.00	567,291.67	175,000,000.00	30.88%	30.00%
A-5	36250SAE9	4.155000%	199,668,000.00	199,668,000.00	0.00	691,350.45	0.00	0.00	691,350.45	199,668,000.00	30.88%	30.00%
A-AB	36250SAF6	4.106000%	25,167,000.00	15,470,742.82	471,348.44	52,935.73	0.00	0.00	524,284.17	14,999,394.38	30.88%	30.00%
A-S	36250SAJ8	4.384000%	68,433,000.00	68,433,000.00	0.00	250,008.56	0.00	0.00	250,008.56	68,433,000.00	21.88%	21.25%
B	36250SAK5	4.361758%	38,127,000.00	38,127,000.00	0.00	138,583.95	0.00	0.00	138,583.95	38,127,000.00	16.86%	16.38%
C	36250SAL3	4.400848%	36,172,000.00	36,172,000.00	0.00	132,656.22	0.00	0.00	132,656.22	36,172,000.00	12.10%	11.75%
D	36250SAM1	3.000000%	22,485,000.00	22,485,000.00	0.00	56,212.50	0.00	0.00	56,212.50	22,485,000.00	9.14%	8.88%
E	36250SAR0	3.000000%	17,597,000.00	17,597,000.00	0.00	43,992.50	0.00	0.00	43,992.50	17,597,000.00	6.82%	6.63%
F	36250SAT6	4.400848%	17,597,000.00	17,597,000.00	0.00	64,534.76	0.00	0.00	64,534.76	17,597,000.00	4.50%	4.38%
G-RR	36250SAV1	4.400848%	7,821,000.00	7,821,000.00	0.00	28,682.52	0.00	0.00	28,682.52	7,821,000.00	3.47%	3.38%
H-RR*	36250SAX7	4.400848%	26,395,782.00	26,395,782.00	0.00	57,836.03	0.00	0.00	57,836.03	26,395,782.00	0.00%	0.00%
RR Interest	N/A	4.400848%	28,618,000.00	27,817,292.91	17,247.40	100,590.52	0.00	0.00	117,837.92	27,800,045.51	0.00%	0.00%
R	36250SAZ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36250SBB4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
WLS-A	36250SBD0	4.903810%	5,190,000.00	5,190,000.00	0.00	21,208.98	0.00	0.00	21,208.98	5,190,000.00	91.35%	91.35%
WLS-B	36250SBF5	4.903810%	10,301,000.00	10,301,000.00	0.00	42,095.12	0.00	0.00	42,095.12	10,301,000.00	74.17%	74.17%
WLS-C	36250SBH1	4.903810%	13,996,000.00	13,996,000.00	0.00	57,194.77	0.00	0.00	57,194.77	13,996,000.00	50.83%	50.83%
WLS-D	36250SBK4	4.903810%	13,547,000.00	13,547,000.00	0.00	55,359.93	0.00	0.00	55,359.93	13,547,000.00	28.24%	28.24%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

WLS-E	36250SBM0	4.903810%	16,934,750.00	16,934,750.00	0.00	43,796.45	0.00	0.00	43,796.45	16,934,750.00	0.00%	0.00%
WLS RR	N/A	4.903810%	3,156,250.00	3,156,250.00	0.00	11,560.80	0.00	0.00	11,560.80	3,156,250.00	0.00%	0.00%
Interest
Regular SubTotal			873,834,782.00	851,151,817.71	488,595.84	2,881,240.13	0.00	0.00	3,369,835.97	850,663,221.87

X-A	36250SAG4	0.306131%	615,897,000.00	594,014,742.80	0.00	151,538.59	0.00	0.00	151,538.59	593,543,394.36
X-B	36250SAH2	0.039090%	38,127,000.00	38,127,000.00	0.00	1,241.99	0.00	0.00	1,241.99	38,127,000.00
X-D	36250SAP4	1.400848%	40,082,000.00	40,082,000.00	0.00	46,790.65	0.00	0.00	46,790.65	40,082,000.00
Notional SubTotal			694,106,000.00	672,223,742.80	0.00	199,571.23	0.00	0.00	199,571.23	671,752,394.36

Deal Distribution Total					488,595.84	3,080,811.36	0.00	0.00	3,569,407.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250SAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250SAB5	999.99999972	0.00000000	3.33583334	0.00000000	0.00000000	0.00000000	0.00000000	3.33583334	999.99999972
A-3	36250SAC3	1,000.00000000	0.00000000	3.55083341	0.00000000	0.00000000	0.00000000	0.00000000	3.55083341	1,000.00000000
A-4	36250SAD1	1,000.00000000	0.00000000	3.24166669	0.00000000	0.00000000	0.00000000	0.00000000	3.24166669	1,000.00000000
A-5	36250SAE9	1,000.00000000	0.00000000	3.46250000	0.00000000	0.00000000	0.00000000	0.00000000	3.46250000	1,000.00000000
A-AB	36250SAF6	614.72336075	18.72882902	2.10337863	0.00000000	0.00000000	0.00000000	0.00000000	20.83220765	595.99453173
A-S	36250SAJ8	1,000.00000000	0.00000000	3.65333333	0.00000000	0.00000000	0.00000000	0.00000000	3.65333333	1,000.00000000
B	36250SAK5	1,000.00000000	0.00000000	3.63479817	0.00000000	0.00000000	0.00000000	0.00000000	3.63479817	1,000.00000000
C	36250SAL3	1,000.00000000	0.00000000	3.66737311	0.00000000	0.00000000	0.00000000	0.00000000	3.66737311	1,000.00000000
D	36250SAM1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36250SAR0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36250SAT6	1,000.00000000	0.00000000	3.66737285	0.00000000	0.00000000	0.00000000	0.00000000	3.66737285	1,000.00000000
G-RR	36250SAV1	1,000.00000000	0.00000000	3.66737246	0.00000000	0.00000000	0.00000000	0.00000000	3.66737246	1,000.00000000
H-RR	36250SAX7	1,000.00000000	0.00000000	2.19110879	1.47626428	35.12452141	0.00000000	0.00000000	2.19110879	1,000.00000000
RR Interest	N/A	972.02085785	0.60267664	3.51493885	0.04982424	1.18546160	0.00000000	0.00000000	4.11761549	971.41818121
R	36250SAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36250SBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
WLS-A	36250SBD0	1,000.00000000	0.00000000	4.08650867	0.00000000	0.00000000	0.00000000	0.00000000	4.08650867	1,000.00000000
WLS-B	36250SBF5	1,000.00000000	0.00000000	4.08650811	0.00000000	0.00000000	0.00000000	0.00000000	4.08650811	1,000.00000000
WLS-C	36250SBH1	1,000.00000000	0.00000000	4.08650829	0.00000000	0.00000000	0.00000000	0.00000000	4.08650829	1,000.00000000
WLS-D	36250SBK4	1,000.00000000	0.00000000	4.08650845	0.00000000	0.00000000	0.00000000	0.00000000	4.08650845	1,000.00000000
WLS-E	36250SBM0	1,000.00000000	0.00000000	2.58618816	1.50032035	2.14359763	0.00000000	0.00000000	2.58618816	1,000.00000000
WLS RR	N/A	1,000.00000000	0.00000000	3.66282772	0.42368000	0.60533545	0.00000000	0.00000000	3.66282772	1,000.00000000
Interest

Notional Certificates
X-A	36250SAG4	964.47091445	0.00000000	0.24604535	0.00000000	0.00000000	0.00000000	0.00000000	0.24604535	963.70561045
X-B	36250SAH2	1,000.00000000	0.00000000	0.03257508	0.00000000	0.00000000	0.00000000	0.00000000	0.03257508	1,000.00000000
X-D	36250SAP4	1,000.00000000	0.00000000	1.16737314	0.00000000	0.00000000	0.00000000	0.00000000	1.16737314	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/25 - 04/30/25	30	0.00	241,837.91	0.00	241,837.91	0.00	0.00	0.00	241,837.91	0.00
A-3	04/01/25 - 04/30/25	30	0.00	223,510.76	0.00	223,510.76	0.00	0.00	0.00	223,510.76	0.00
A-4	04/01/25 - 04/30/25	30	0.00	567,291.67	0.00	567,291.67	0.00	0.00	0.00	567,291.67	0.00
A-5	04/01/25 - 04/30/25	30	0.00	691,350.45	0.00	691,350.45	0.00	0.00	0.00	691,350.45	0.00
A-AB	04/01/25 - 04/30/25	30	0.00	52,935.73	0.00	52,935.73	0.00	0.00	0.00	52,935.73	0.00
X-A	04/01/25 - 04/30/25	30	0.00	151,538.59	0.00	151,538.59	0.00	0.00	0.00	151,538.59	0.00
X-B	04/01/25 - 04/30/25	30	0.00	1,241.99	0.00	1,241.99	0.00	0.00	0.00	1,241.99	0.00
A-S	04/01/25 - 04/30/25	30	0.00	250,008.56	0.00	250,008.56	0.00	0.00	0.00	250,008.56	0.00
B	04/01/25 - 04/30/25	30	0.00	138,583.95	0.00	138,583.95	0.00	0.00	0.00	138,583.95	0.00
C	04/01/25 - 04/30/25	30	0.00	132,656.22	0.00	132,656.22	0.00	0.00	0.00	132,656.22	0.00
D	04/01/25 - 04/30/25	30	0.00	56,212.50	0.00	56,212.50	0.00	0.00	0.00	56,212.50	0.00
X-D	04/01/25 - 04/30/25	30	0.00	46,790.65	0.00	46,790.65	0.00	0.00	0.00	46,790.65	0.00
E	04/01/25 - 04/30/25	30	0.00	43,992.50	0.00	43,992.50	0.00	0.00	0.00	43,992.50	0.00
F	04/01/25 - 04/30/25	30	0.00	64,534.76	0.00	64,534.76	0.00	0.00	0.00	64,534.76	0.00
G-RR	04/01/25 - 04/30/25	30	0.00	28,682.52	0.00	28,682.52	0.00	0.00	0.00	28,682.52	0.00
H-RR	04/01/25 - 04/30/25	30	884,926.71	96,803.18	0.00	96,803.18	38,967.15	0.00	0.00	57,836.03	927,139.21
RR Interest	04/01/25 - 04/30/25	30	32,380.92	102,016.39	0.00	102,016.39	1,425.87	0.00	0.00	100,590.52	33,925.54
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WLS-A	04/01/25 - 04/30/25	30	0.00	21,208.98	0.00	21,208.98	0.00	0.00	0.00	21,208.98	0.00
WLS-B	04/01/25 - 04/30/25	30	0.00	42,095.12	0.00	42,095.12	0.00	0.00	0.00	42,095.12	0.00
WLS-C	04/01/25 - 04/30/25	30	0.00	57,194.77	0.00	57,194.77	0.00	0.00	0.00	57,194.77	0.00
WLS-D	04/01/25 - 04/30/25	30	0.00	55,359.93	0.00	55,359.93	0.00	0.00	0.00	55,359.93	0.00
WLS-E	04/01/25 - 04/30/25	30	10,849.40	69,204.00	0.00	69,204.00	25,407.55	0.00	0.00	43,796.45	36,301.29
WLS RR
	04/01/25 - 04/30/25	30	571.02	12,898.04	0.00	12,898.04	1,337.24	0.00	0.00	11,560.80	1,910.59
Interest
Totals			928,728.05	3,147,949.17	0.00	3,147,949.17	67,137.81	0.00	0.00	3,080,811.36	999,276.63

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,569,407.20
Pooled Certificate Available Funds	3,220,353.21
1000 Wilshire Certificate Available Funds	231,216.05
Pooled RR Interest Available Funds	117,837.92
1000 Wilshire RR Interest Available Funds	11,560.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,164,324.18	Master Servicing Fee	8,030.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,838.29
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	354.65
ARD Interest	0.00	Operating Advisor Fee	1,454.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	407.15
Extension Interest	0.00
Interest Reserve Withdrawal - Pooled	0.00
Interest Reserve Withdrawal - WLS	0.00
Total Interest Collected	3,164,324.18	Total Fees	16,375.05

Principal		Expenses/Reimbursements
Scheduled Principal	488,595.84	Reimbursement for Interest on Advances	1,979.75
Unscheduled Principal Collections		ASER Amount	19,257.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	45,901.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	488,595.84	Total Expenses/Reimbursements	67,137.81

		Interest Reserve Deposit - Pooled	0.00
		Interest Reserve Deposit - WLS	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,080,811.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	488,595.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,569,407.20
Total Funds Collected	3,652,920.02	Total Funds Distributed	3,652,920.06
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	788,026,818.66	788,026,818.66	Beginning Certificate Balance	851,151,817.71
(-) Scheduled Principal Collections	488,595.84	488,595.84	(-) Principal Distributions	488,595.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	787,538,222.82	787,538,222.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	788,306,952.29	788,306,952.29	Ending Certificate Balance	850,663,221.87
Ending Actual Collateral Balance	787,810,874.06	787,810,874.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.95)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.95)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP	Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP
10,000,000 or less	10	77,995,534.52	9.90%	37	4.9794	1.787557	1.30 or less	4	58,198,182.13	7.39%	37	5.0200	0.785198
10,000,001 to 20,000,000	8	108,713,413.79	13.80%	37	4.8721	1.618973	1.31 to 1.40	2	54,392,081.45	6.91%	38	4.9522	1.305806
20,000,001 to 30,000,000	7	165,675,714.99	21.04%	36	4.6457	1.804351	1.41 to 1.50	1	23,000,000.00	2.92%	38	5.1275	1.430000
30,000,001 to 40,000,000	4	136,171,734.86	17.29%	37	4.6819	1.728235	1.51 to 1.60	5	105,421,430.53	13.39%	37	4.8754	1.583575
40,000,001 to 50,000,000	2	89,023,500.00	11.30%	35	4.2279	2.306222	1.61 to 1.70	3	45,813,763.75	5.82%	36	4.7032	1.656029
50,000,001 to 70,000,000	2	128,250,000.00	16.28%	16	3.4469	3.993377	1.71 to 2.00	7	141,959,661.52	18.03%	5	4.4983	1.880232
70,000,001 or greater	1	75,150,000.00	9.54%	(23)	4.1100	1.848300	2.01 to 3.00	11	289,194,778.78	36.72%	27	4.0920	2.405512
Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265	3.01 or greater	1	63,000,000.00	8.00%	35	3.5193	5.572300
							Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	0	6,558,324.66	0.83%	37	4.8277	0.000000	Washington	1	6,700,000.00	0.85%	38	4.6770	2.135300
Arizona	2	60,975,000.00	7.74%	35	3.9561	2.579135	Totals	57	787,538,222.82	100.00%	28	4.4242	2.180265
Arkansas	1	8,660,364.60	1.10%	37	5.0540	1.865000
									Property Type³
California	5	171,447,511.33	21.77%	21	3.7780	3.502759
Colorado	3	66,483,797.12	8.44%	36	4.7797	1.240359		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	15,414,504.35	1.96%	37	4.9492	1.933359		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	6,869,818.15	0.87%	34	4.5240	2.218100	Defeased	0	6,558,324.66	0.83%	37	4.8277	0.000000
Indiana	2	10,560,084.06	1.34%	38	4.9405	1.607900	Industrial	20	124,654,203.38	15.83%	36	4.6987	2.021570
Iowa	1	14,614,582.16	1.86%	38	5.0930	0.938400	Lodging	2	19,001,936.83	2.41%	36	5.1566	1.678599
Kentucky	2	31,549,467.86	4.01%	37	4.8958	1.197101	Mixed Use	1	24,400,000.00	3.10%	37	4.9000	0.886300
Maine	1	7,306,788.91	0.93%	37	4.7485	1.613000	Mobile Home Park	8	34,056,081.46	4.32%	38	4.8475	1.307900
Maryland	1	8,897,189.42	1.13%	34	5.3915	1.941900	Multi-Family	2	76,022,739.83	9.65%	36	3.7491	4.948971
Mexico	1	3,627,114.25	0.46%	38	4.9405	1.607900	Office	9	272,599,724.97	34.61%	10	4.0240	2.120747
Michigan	1	9,256,852.98	1.18%	34	4.5240	2.218100	Other	2	43,336,000.00	5.50%	38	5.1275	1.302300
Minnesota	4	51,227,211.81	6.50%	37	5.0345	1.443373	Retail	13	186,909,211.69	23.73%	37	4.7085	1.831227
Mississippi	1	5,254,134.07	0.67%	38	4.9405	1.607900	Totals	57	787,538,222.82	100.00%	28	4.4242	2.180265
Nevada	1	19,758,814.85	2.51%	38	4.5550	1.587900
New Mexico	1	5,896,651.45	0.75%	38	4.9405	1.607900
Ohio	5	31,875,925.96	4.05%	36	4.8948	1.876153
Oregon	1	7,570,305.61	0.96%	38	4.9405	1.607900
Pennsylvania	3	83,599,685.97	10.62%	(17)	4.1726	1.855231
Tennessee	1	25,000,000.00	3.17%	37	4.6085	2.405700
Texas	12	70,234,093.25	8.92%	37	4.8414	1.601960
Utah	1	9,200,000.00	1.17%	37	4.7865	2.604700
Virginia	1	49,000,000.00	6.22%	36	3.9860	2.378200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP	Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP
	3.750% or less	3	155,750,000.00	19.78%	19	3.4667	3.791479	12 months or less	1	31,561,182.57	4.01%	36	4.6235	1.656600
	3.751% to 4.500%	4	170,025,000.00	21.59%	10	4.1343	2.134832	13 months to 24 months	5	100,002,715.63	12.70%	38	4.9225	1.414572
	4.501% to 4.750%	9	183,736,280.10	23.33%	36	4.6287	1.929275	25 months to 36 months	1	10,522,614.55	1.34%	35	4.9690	0.812900
	4.751% to 5.000%	8	146,657,744.47	18.62%	37	4.8889	1.514052	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	8	107,252,698.75	13.62%	38	5.1130	1.463406	49 months or greater	15	487,134,500.00	61.86%	22	4.1433	2.566501
	5.251% or greater	2	17,558,174.84	2.23%	36	5.3449	1.086711	Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265
	Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP	Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP
	59 months or less	34	780,979,898.16	99.17%	27	4.4208	2.184509	Interest Only	14	474,734,500.00	60.28%	21	4.1347	2.573182
60 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	360 months or less	20	306,245,398.16	38.89%	37	4.8643	1.581997
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265	Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	6,558,324.66	0.83%	37	4.8277	NAP			No outstanding loans in this group
Underwriter's Information		1	23,000,000.00	2.92%	38	5.1275	1.430000
	12 months or less	31	667,729,898.16	84.79%	30	4.4915	2.174427
	13 months to 24 months	2	90,250,000.00	11.46%	9	3.7181	2.451393
	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	787,538,222.82	100.00%	28	4.4242	2.180265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301271625	OF	Philadelphia	PA	Actual/360	4.110%	257,388.75	0.00	0.00	N/A	06/06/23	--	75,150,000.00	75,150,000.00	02/06/25
2	301271608	OF	LosAngeles	CA	Actual/360	3.377%	183,619.79	0.00	0.00	N/A	03/06/25	--	65,250,000.00	65,250,000.00	02/06/25
3	301271616	MF	AlisoViejo	CA	Actual/360	3.519%	184,762.29	0.00	0.00	N/A	04/06/28	--	63,000,000.00	63,000,000.00	05/06/25
4	301271618	OF	Chantilly	VA	Actual/360	3.986%	162,761.67	0.00	0.00	N/A	05/06/28	--	49,000,000.00	49,000,000.00	05/06/25
5	301271641	98	Bloomington	MN	Actual/360	5.128%	86,894.03	0.00	0.00	N/A	07/06/28	--	20,336,000.00	20,336,000.00	05/06/25
5A	301271642				Actual/360	5.128%	98,277.08	0.00	0.00	N/A	07/06/28	--	23,000,000.00	23,000,000.00	05/06/25
6	301271643	IN	Various	Various	Actual/360	4.941%	152,866.02	50,216.35	0.00	N/A	07/06/28	--	37,129,687.19	37,079,470.84	05/06/25
7	301271617	IN	Various	Various	Actual/360	4.524%	150,888.60	0.00	0.00	N/A	03/06/28	--	40,023,500.00	40,023,500.00	05/06/25
8	301271646	MH	Various	TX	Actual/360	4.848%	137,761.74	46,877.37	0.00	N/A	07/06/28	--	34,102,958.82	34,056,081.45	05/06/25
9	301271619	RT	Thornton	CO	Actual/360	4.623%	121,801.76	51,690.03	0.00	N/A	05/06/28	--	31,612,872.60	31,561,182.57	05/06/25
10	301271626	RT	Gilbert	AZ	Actual/360	4.282%	119,449.96	0.00	0.00	N/A	06/06/28	--	33,475,000.00	33,475,000.00	05/06/25
11	320021111	OF	Tempe	AZ	Actual/360	3.559%	81,571.88	0.00	0.00	01/06/28	01/06/33	--	27,500,000.00	27,500,000.00	05/06/25
12	301271624	OF	Erlanger	KY	Actual/360	4.744%	90,663.19	44,871.10	0.00	N/A	05/06/28	--	22,933,353.54	22,888,482.44	05/06/25
13	301271635	IN	SanJose	CA	Actual/360	4.711%	88,705.83	44,182.83	0.00	N/A	06/06/28	--	22,595,415.38	22,551,232.55	05/06/25
14	301271633	IN	SpringHill	TN	Actual/360	4.609%	96,010.42	0.00	0.00	N/A	06/06/28	--	25,000,000.00	25,000,000.00	05/06/25
15	301271630	MU	Denver	CO	Actual/360	4.900%	99,633.33	0.00	0.00	N/A	06/06/28	--	24,400,000.00	24,400,000.00	05/06/25
16	301271644	RT	Reno	NV	Actual/360	4.555%	75,132.16	34,508.92	0.00	N/A	07/06/28	--	19,793,323.77	19,758,814.85	05/06/25
17	301271654	RT	Pasadena	TX	Actual/360	5.079%	65,101.88	28,334.49	0.00	N/A	07/06/28	--	15,381,424.66	15,353,090.17	05/06/25
18	301271663	RT	Davenport	IA	Actual/360	5.093%	62,108.51	19,269.45	0.00	N/A	07/06/28	--	14,633,851.61	14,614,582.16	05/06/25
19	301271639	MF	Loveland	OH	Actual/360	4.861%	52,853.47	24,815.27	0.00	N/A	07/06/28	--	13,047,555.10	13,022,739.83	05/06/25
20	301271620	RT	ChulaVista	CA	Actual/360	4.884%	51,689.00	0.00	0.00	N/A	05/06/28	--	12,700,000.00	12,700,000.00	05/06/25
21	301271622	RT	Pearland	TX	Actual/360	4.470%	46,184.83	0.00	0.00	N/A	05/06/28	--	12,400,000.00	12,400,000.00	05/06/25
22	301271621	LO	Toledo	OH	Actual/360	5.242%	45,262.09	18,850.01	0.00	N/A	05/06/28	--	10,360,422.24	10,341,572.23	05/06/25
23	301271614	RT	FortCollins	CO	Actual/360	4.969%	43,632.05	14,407.71	0.00	N/A	04/06/28	--	10,537,022.26	10,522,614.55	05/06/25
24	301271615	OF	Bethesda	MD	Actual/360	5.391%	40,046.46	16,053.57	0.00	03/06/28	03/06/33	--	8,913,242.99	8,897,189.42	05/06/25
25	301271638	OF	Frankfort	KY	Actual/360	5.297%	38,299.34	15,474.98	0.00	N/A	07/06/28	--	8,676,460.40	8,660,985.42	10/06/23
26	301271629	RT	Farmington	UT	Actual/360	4.787%	36,696.50	0.00	0.00	N/A	06/06/28	--	9,200,000.00	9,200,000.00	05/06/25
27	301271634	LO	Bentonville	AR	Actual/360	5.054%	36,530.00	13,161.66	0.00	N/A	06/06/28	--	8,673,526.26	8,660,364.60	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	301271640	OF	Chatsworth	CA	Actual/360	4.707%	31,226.70	15,485.87	0.00	N/A	07/06/28	--	7,961,764.65	7,946,278.78	05/06/25
29	301271627	RT	Atlanta	GA	Actual/360	5.115%	34,168.53	14,779.94	0.00	N/A	06/06/28	--	8,016,077.26	8,001,297.32	05/06/25
30	301271631	OF	Portland	ME	Actual/360	4.748%	28,954.28	10,287.66	0.00	N/A	06/06/28	--	7,317,076.57	7,306,788.91	05/06/25
31	301271623	RT	Spring	TX	Actual/360	5.018%	29,084.20	9,377.24	0.00	N/A	05/06/28	--	6,955,169.51	6,945,792.27	05/06/25
32	301271637	RT	MosesLake	WA	Actual/360	4.677%	26,113.25	0.00	0.00	N/A	07/06/28	--	6,700,000.00	6,700,000.00	05/06/25
33	301271636	RT	Dallas	GA	Actual/360	4.846%	22,960.86	9,475.41	0.00	N/A	07/06/28	--	5,686,313.21	5,676,837.80	05/06/25
7A	310061617				Actual/360	4.524%	6,697.40	0.00	0.00	N/A	03/06/28	12/06/27	1,776,500.00	1,776,500.00	05/06/25
6A	320021643				Actual/360	4.941%	19,713.83	6,475.98	0.00	N/A	07/06/28	04/06/28	4,788,300.64	4,781,824.66	05/06/25
Totals							2,905,511.68	488,595.84	0.00				788,026,818.66	787,538,222.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,126,307.00	5,047,472.00	01/01/24	09/30/24	02/06/25	4,334,977.97	14,082.48	256,336.02	762,657.69	0.00	0.00
2	6,020,690.94	1,487,505.19	01/01/24	03/31/24	--	0.00	0.00	182,705.75	543,932.16	0.00	0.00
3	12,700,065.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,427,103.00	1,274,380.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,942,117.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,699,994.09	5,992,706.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	10,678,056.81	8,329,422.15	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	5,109,953.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,602,538.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,005,049.34	903,882.84	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	56,906,311.00	43,542,563.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,681,299.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,293,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,157,107.56	2,265,213.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,146,096.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,195,169.14	1,657,186.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,879,858.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,648,696.86	1,786,179.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,835,860.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,357,790.00	365,040.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,352,500.47	334,072.37	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,384,886.66	1,324,772.29	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	633,660.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,524,950.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	179,798.00	0.00	--	--	12/06/24	4,399,927.93	284,483.74	34,106.54	730,864.79	400,305.50	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,207,103.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,250,941.00	0.00	--	--	--	0.00	0.00	0.00	0.00	14,644.47	0.00
28	1,171,310.30	894,407.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,201,157.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	717,190.77	414,249.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	720,580.19	198,167.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	715,369.45	181,758.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	708,291.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	160,181,649.10	75,998,979.32				8,734,905.90	298,566.22	473,148.31	2,037,454.64	414,949.97	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/25	0	0.00	0	0.00	1	8,660,985.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424206%	4.353248%	28
04/11/25	0	0.00	0	0.00	1	8,676,460.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424487%	4.353553%	29
03/12/25	0	0.00	0	0.00	1	8,690,594.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424742%	4.374520%	30
02/12/25	0	0.00	0	0.00	1	8,708,490.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425068%	4.374859%	31
01/13/25	0	0.00	0	0.00	1	8,722,479.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425320%	4.375122%	32
12/12/24	0	0.00	0	0.00	1	8,736,403.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425571%	4.375384%	33
11/13/24	0	0.00	0	0.00	1	8,751,547.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425845%	4.375669%	34
10/11/24	0	0.00	0	0.00	1	8,765,340.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426093%	4.375927%	35
09/12/24	0	0.00	0	0.00	1	8,780,356.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426363%	4.376209%	36
08/12/24	0	0.00	0	0.00	1	8,794,018.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426609%	4.376465%	37
07/12/24	0	0.00	0	0.00	1	8,807,618.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426853%	4.376719%	38
06/12/24	0	0.00	0	0.00	1	8,822,449.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.427119%	4.376997%	39
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	301271625	02/06/25	2	5	256,336.02	762,657.69	38,390.36	75,150,000.00	11/04/22	2
2	301271608	02/06/25	2	5	182,705.75	543,932.16	0.00	65,250,000.00	03/20/25	13
25	301271638	10/06/23	18	6	34,106.54	730,864.79	437,627.40	8,933,636.65	01/09/23	2
Totals					473,148.31	2,037,454.64	476,017.76	149,333,636.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		140,400,000	0	140,400,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		265,941,469	265,941,469	0		0
37 - 48 Months		344,799,565	336,138,579	8,660,985		0
49 - 60 Months		0	0	0		0
> 60 Months		36,397,189	36,397,189	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	787,538,223	638,477,237	0	140,400,000	8,660,985	0
Apr-25	788,026,819	638,950,358	0	140,400,000	8,676,460	0
Mar-25	788,472,979	704,632,385	0	75,150,000	8,690,594	0
Feb-25	789,038,860	705,180,369	0	0	83,858,491	0
Jan-25	789,480,787	705,608,308	0	0	83,872,479	0
Dec-24	789,920,867	706,034,463	0	0	83,886,404	0
Nov-24	790,399,819	706,498,271	0	0	83,901,547	0
Oct-24	790,836,055	706,920,715	0	0	83,915,340	0
Sep-24	791,311,303	707,380,947	0	0	83,930,357	0
Aug-24	791,743,729	707,799,710	0	0	83,944,019	0
Jul-24	792,174,346	708,216,727	0	0	83,957,619	0
Jun-24	792,644,178	708,671,729	0	0	83,972,449	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	301271625	75,150,000.00	75,150,000.00	72,500,000.00	01/28/25	4,918,909.00	1.84830	09/30/24	06/06/23	I/O
2	301271608	65,250,000.00	65,250,000.00	197,500,000.00	02/02/18	1,378,916.69	2.46890	03/31/24	03/06/25	I/O
25	301271638	8,660,985.42	8,933,636.65	5,950,000.00	11/11/24	134,366.00	0.20820	12/31/24	07/06/28	277
Totals		149,060,985.42	149,333,636.65	275,950,000.00		6,432,191.69

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	301271625	OF	PA	11/04/22	2

The loan transferred to the Special Servicer for an imminent maturity default. The Borrower requested consent to a lease termination with Glaxo Smith Kline. In addition, the Borrower also requested a 12 month maturity extension. Borrower no longer wants to do a maturity extension and has offered to work with the Lender on a stipulated foreclosure. Foreclosure and receivership has been filed. Receiver is in place. Foreclosure sale was completed. Lender continues to wait for the city to record the deed. The sheriff in Philadelphia remains backed up.

2	301271608	OF	CA	03/20/25	13

5.1.2025: Loan transferred to SS Mar 2025 due to the Borrower's failure to pay off the loan at the 3/6/2025 loan maturity. Counsel engaged, PNAs executed, CMA is in place, special servicer reviewing initial due diligence.

25	301271638	OF	KY	01/09/23	2

The Loan transferred for Imminent Monetary Default. A PNL has been executed and Special Servicer has engaged legal counsel. On April 19, 2023, the collateral was placed into receivership. The Special Servicer is in the process of taking title of t he assets.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	15,656.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	13,593.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	31.89	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	19,257.02	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,947.86	0.00	0.00	0.00
2A	0.00	0.00	1,138.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	2,258.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	3,069.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2D	0.00	0.00	2,970.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2E	0.00	0.00	3,713.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	45,901.04	0.00	0.00	19,257.02	0.00	0.00	1,979.75	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		67,137.81

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Supplemental Notes
None

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